Schedule of Movement In Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Other Liabilities Disclosure [Abstract]
Beginning balance	$ 591,638	$ 4,619,690	$ 4,199,173
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(465,920)	(3,638,040)	(4,199,173)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,089,654	8,508,341	4,619,690
Ending balance	$ 1,215,372	$ 9,489,991	$ 4,619,690